PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 13,892	$ 6,947
Additions to right-of-use assets	461
Depreciation, right-of-use assets	203
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,807
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,266	$ 0